TAXES ON INCOME - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Uncertain tax positions, beginning of year	$ 73,256	$ 64,884
Increases in tax positions for prior years	3,190	6,456
Increases in tax positions for current year	9,248	6,935
Settlements	0	(378)
Expiry of the statute of limitations	(8,647)	(4,641)
Uncertain tax positions, end of year	$ 77,047	$ 73,256